Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40816
Entity Registrant Name	ARGO BLOCKCHAIN PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Eastcastle House
Entity Address, Address Line Two	27/28 Eastcastle Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1W 8DH
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	477,825,166
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001841675
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Amendment No.1
ICFR Auditor Attestation Flag	false
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, England
Auditor Firm ID	2814
American Depository Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depository Shares, each representing ten ordinary shares
Trading Symbol	ARBK
Security Exchange Name	NASDAQ
Senior Notes [Member]
Document Information [Line Items]
Title of 12(b) Security	8.75% Senior Notes due 2026
Trading Symbol	ARBKL
Security Exchange Name	NASDAQ
Common stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value of £0.001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Eastcastle House
Entity Address, Address Line Two	27/28 Eastcastle Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1W 8DH
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	20 788 400 3403
Contact Personnel Name	Jim MacCallum